Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99864
Maximum Aggregate Offering Price	$ 499,320,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,956.10
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-286219) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.